Related Party Transactions - Schedule of Names of Related Parties and Relationship (Details)	6 Months Ended
Jun. 30, 2025
Koh Sih-Ping [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Other related party	[1]
Origin Rise Limited [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Other related party	[1]
Asteria Corporation [Member]
Disclosure of transactions between related parties [line items]
Relationship with the Company	Shareholder of the Company

[1]	Origin Rise Limited, which was one of the major shareholders of the Company until the Company repurchased its shares on December 5, 2022, was controlled by its sole director, Koh Sih-Ping, who retired as the Director and Chief Executive Officer of the Group on September 9, 2022. Neither has been a related party to the Group since then.